Income Taxes - Uncertain Tax Positions (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits reversal of liabilities associated with uncertain tax positions accrued more than 10 years	¥ 4.2	¥ 8.0